Summary of performance rights held (Details) (Parenthetical) - Directors [member]	12 Months Ended
Jun. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Weight average price	$ 6.65
Average exchange rate	0.6350
Performance rights issued | shares	17,832